Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended			150 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2023
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.15		$ 0.15		$ 0.3		$ 0.3
Average number of shares eligible for dividend	452,919		451,387		452,827		451,320
Total dividends paid	$ 63,180	$ 67,910	$ 49,429	$ 67,688		$ 119,980		$ 1,930,000
Cash percentage	97.00%		87.00%		96.00%		86.00%
DRIP percentage	3.00%		13.00%		4.00%		14.00%
Total dividends paid percentage	100.00%		100.00%		100.00%		100.00%
Shares issued under the DRIP	46		218		101		410
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 67,938	$ 67,910	$ 67,708	$ 67,688	$ 135,849	$ 135,550	$ 135,396
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	65,857		58,613		131,091		117,117
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 2,081		$ 9,095		$ 4,758		$ 18,279